Document and Entity Information Document	Mar. 25, 2021 $ / shares
Entity Central Index Key	0000100493
Document Type	8-K
Document Period End Date	Mar. 22, 2021
Title of 12(b) Security	Class A Common Stock
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14704
Entity Tax Identification Number	71-0225165
Entity Address, Address Line One	2200 West Don Tyson Parkway,
Entity Address, City or Town	Springdale,
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72762-6999
City Area Code	(479)
Local Phone Number	290-4000
Entity Listing, Par Value Per Share	$ 0.10
Trading Symbol	TSN
Security Exchange Name	NYSE
Entity Registrant Name	TYSON FOODS, INC.
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false